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                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                              Boston, MA 02210-2805

March 30, 2011

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4 (File No. 333-172475) N-4/A Pre-Effective Amendment No. 1

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York (the "Company"), we transmit for filing via EDGAR Pre-Effective Amendment No. 1 (the "Pre-Effective Amendment") to the Registration Statement on Form N-4 under the Securities Act of 1933 for the above-referenced registration of a flexible purchase payment deferred variable annuity contract ("Venture 7 Series Variable Annuity Contract") to be issued by the Company.

     This Pre-Effective Amendment is being filed to include financial statements for the Registrant and the Company and required consents and exhibits.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities